SCHEDULE OF DIFFERENCE BETWEEN ACTUAL TAX EXPENSES AND EXPECTED TAX EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Expected tax provision (benefit)					$ 551,982	$ (734,751)
State income taxes, net of Federal income tax provision (benefit)					128,699	(175,245)
Permanent differences					(6,578)	9,977
Tax rate differential on foreign earnings					(108,690)
Change in valuation allowance					(65,193)	87,842
Effect of IRC §382 on NOL						100,966
Tax rate differential on NOL carryback						16,263
Correction of state rate						83,803
Other					(43,351)	(30,669)
Total income tax (benefit) provision	$ 102,886	$ 263,932	$ 248,664	$ 1,006,135	$ 456,869	$ (641,814)